Events After the Reporting Period (Details) - Hrsholm, Denmark		1 Months Ended
	Aug. 13, 2021 USD ($) m²	Oct. 31, 2020 USD ($) m²
Disclosure of non-adjusting events after reporting period [line items]
Lease space | m²		1,356
Lease term		10 years
Lease monthly payment		$ 28,800
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Percentage of increase in annual lease payment		2.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Percentage of increase in annual lease payment		4.00%
Commencement of research laboratory facility lease
Disclosure of non-adjusting events after reporting period [line items]
Lease space | m²	518
Lease term	10 years
Notice period for cancellation	12 months
Commencement of research laboratory facility lease | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Lease monthly payment	$ 16,000
Percentage of increase in annual lease payment	2.00%
Commencement of research laboratory facility lease | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Lease monthly payment	$ 18,000
Percentage of increase in annual lease payment	4.00%